Property, plant and equipment (Details 2) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Depreciation expense	$ 102,219,271	$ 90,299,139
Recognized in net incomes [Member]
Statement [Line Items]
Depreciation expense	99,466,718	87,569,949
Recognized in others assets [Member]
Statement [Line Items]
Depreciation expense	$ 2,752,553	$ 2,729,190